Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.94%
Consumer discretionary: 13.17%
Auto components: 1.09%
Patrick Industries Incorporated	89,756	$ 4,754,375
Standard Motor Products Incorporated	40,346	1,480,698
		6,235,073
Distributors: 0.38%
Funko Incorporated Class A †	98,389	2,191,123
Hotels, restaurants & leisure: 1.48%
Dine Brands Global Incorporated	74,832	4,983,811
Wyndham Hotels & Resorts Incorporated	54,283	3,546,851
		8,530,662
Household durables: 1.44%
Cavco Industries Incorporated †	6,916	1,618,413
Century Communities Incorporated	23,907	1,116,218
GoPro Incorporated Class A †	329,494	2,006,618
La-Z-Boy Incorporated	91,303	2,409,486
Meritage Corporation †	14,202	1,112,727
		8,263,462
Internet & direct marketing retail: 0.15%
Overstock.com Incorporated †	33,532	875,185
Leisure products: 2.30%
Johnson Outdoors Incorporated Class A	85,261	5,212,858
Malibu Boats Incorporated Class A †	133,120	7,991,194
		13,204,052
Multiline retail: 0.39%
Macy's Incorporated	130,564	2,261,368
Specialty retail: 5.20%
American Eagle Outfitters Incorporated «	192,157	2,163,688
Destination XL Group Incorporated †	341,106	1,879,494
Dick's Sporting Goods Incorporated «	78,308	8,329,622
Lithia Motors Incorporated Class A	16,736	4,442,404
Shoe Carnival Incorporated	242,951	5,779,804
Williams-Sonoma Incorporated	49,185	7,316,269
		29,911,281
Textiles, apparel & luxury goods: 0.74%
Lakeland Industries Incorporated †	130,834	1,766,259
Rocky Brands Incorporated	95,642	2,499,125
		4,265,384
Consumer staples: 6.60%
Food & staples retailing: 2.18%
Grocery Outlet Holding Corporation †	178,149	7,147,338
Sprouts Farmers Market Incorporated †	186,395	5,386,816
		12,534,154
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Food products: 4.42%
Cal-Maine Foods Incorporated	142,110	$ 7,618,517
Flowers Foods Incorporated	311,754	8,510,884
Pilgrim's Pride Corporation †	286,305	8,151,103
Post Holdings Incorporated	12,537	1,112,784
		25,393,288
Energy: 4.69%
Energy equipment & services: 2.27%
Helmerich & Payne Incorporated	137,719	5,887,487
Patterson-UTI Energy Incorporated	479,349	7,142,300
		13,029,787
Oil, gas & consumable fuels: 2.42%
Diamondback Energy Incorporated	48,859	6,511,928
W&T Offshore Incorporated †	1,139,488	7,406,672
		13,918,600
Financials: 26.31%
Banks: 16.06%
Ameris Bancorp	138,411	6,461,025
Atlantic Union Bankshares Corporation	173,851	5,641,465
Banc of California Incorporated	303,073	5,115,872
Banner Corporation	104,130	6,326,939
FB Financial Corporation	147,401	5,840,028
First Foundation Incorporated	255,914	4,852,129
First Interstate BancSystem Class A	131,847	5,308,160
Great Southern Bancorp Incorporated	98,200	5,772,196
Heritage Financial Corporation	241,108	6,266,397
Homestreet Incorporated	97,117	3,380,643
Independent Bank Corporation	200,131	4,106,688
OceanFirst Financial Corporation	214,385	4,167,644
OFG Bancorp	211,777	5,760,334
Synovus Financial Corporation	164,056	6,588,489
Umpqua Holdings Corporation	291,646	5,173,800
Univest Financial Corporation	202,237	5,015,478
Western Alliance Bancorp	85,921	6,591,859
		92,369,146
Capital markets: 1.68%
Piper Sandler Companies	54,116	6,200,070
Stifel Financial Corporation	58,444	3,466,314
		9,666,384
Consumer finance: 0.19%
LendingClub Corporation †	82,318	1,075,896
Diversified financial services: 0.99%
A-Mark Precious Metals Incorporated	121,687	3,761,345
Jackson Financial Incorporation Class A	61,689	1,928,398
		5,689,743
Insurance: 3.36%
American Equity Investment Life Holding Company	180,232	6,848,816
See accompanying notes to portfolio of investments

2  |  Allspring Small Company Value Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Insurance (continued)
Brighthouse Financial Incorporated †	57,965	$ 2,756,236
Horace Mann Educators Corporation	133,771	4,784,989
United Fire Group Incorporated	167,645	4,933,792
		19,323,833
Mortgage REITs: 2.62%
AGNC Investment Corporation	625,098	7,469,921
Annaly Capital Management Incorporated	1,178,729	7,602,802
		15,072,723
Thrifts & mortgage finance: 1.41%
Axos Financial Incorporated †	107,069	4,473,343
Walker & Dunlop Incorporated	36,004	3,616,962
		8,090,305
Health care: 7.98%
Biotechnology: 0.23%
Eagle Pharmaceuticals Incorporated †	40,115	1,314,569
Health care equipment & supplies: 3.03%
AngioDynamics Incorporated †	64,966	1,438,347
EDAP TMS SA ADR †«	170,250	1,438,613
ICU Medical Incorporated †	7,272	1,156,248
Masimo Corporation †	37,879	5,564,046
Merit Medical Systems Incorporated †	24,990	1,480,158
UFP Technologies Incorporated †	68,396	6,360,144
		17,437,556
Health care providers & services: 3.85%
Addus Homecare Corporation †	29,876	2,665,537
Amedisys Incorporated †	2,454	290,676
AMN Healthcare Services Incorporated †	48,980	5,027,307
Option Care Health Incorporated †	161,041	4,985,829
Premier Incorporated Class A	95,581	3,368,274
The Ensign Group Incorporated	41,545	3,543,789
U.S. Physical Therapy Incorporated	27,638	2,283,175
		22,164,587
Health care technology: 0.87%
Computer Programs & Systems Incorporated †	85,316	2,602,991
Teladoc Incorporated †	76,507	2,376,307
		4,979,298
Industrials: 19.58%
Air freight & logistics: 0.49%
Radiant Logistics Incorporated †	400,875	2,806,125
Airlines: 0.61%
Alaska Air Group Incorporated †	81,047	3,530,407
Building products: 1.98%
CSW Industrials Incorporated	44,388	5,619,521
See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  3

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Building products (continued)
UFP Industries Incorporated	13,754	$ 1,091,930
Zurn Water Solutions Corporation	169,790	4,682,808
		11,394,259
Commercial services & supplies: 1.19%
ABM Industries Incorporated	147,286	6,834,070
Construction & engineering: 3.94%
Comfort Systems Incorporated	63,303	6,351,823
Great Lakes Dredge & Dock Company †	267,406	2,559,075
MYR Group Incorporated †	82,496	7,667,178
Sterling Construction Company Incorporated †	239,278	6,051,341
		22,629,417
Electrical equipment: 2.82%
Atkore Incorporated †	68,911	5,816,778
Nuscale Power Corporation †«	254,799	3,495,842
Regal Rexnord Corporation	50,261	6,915,411
		16,228,031
Machinery: 5.17%
Columbus McKinnon Corporation	71,641	2,194,364
Federal Signal Corporation	174,439	6,954,883
Hillenbrand Incorporated	156,128	6,505,854
Kadant Incorporated	35,717	6,408,701
Miller Industries Incorporated	100,460	2,361,815
The Shyft Group Incorporated	221,259	5,299,153
		29,724,770
Professional services: 1.68%
CBIZ Incorporated †	193,492	8,447,861
Mastech Digital Incorporated †	77,879	1,196,221
		9,644,082
Road & rail: 1.22%
Arcbest Corporation	86,953	7,002,325
Trading companies & distributors: 0.48%
Boise Cascade Company	44,063	2,746,447
Information technology: 8.55%
Electronic equipment, instruments & components: 4.26%
ePlus Incorporated †	83,962	3,956,289
Insight Enterprises Incorporated †	58,430	5,324,142
Methode Electronics Incorporated	116,840	4,727,346
PC Connection Incorporated	76,661	3,808,518
Richardson Electric Limited	44,892	728,597
Sanmina Corporation †	122,753	5,955,976
		24,500,868
IT services: 1.23%
EPAM Systems Incorporated †	11,261	4,802,817
TTEC Holdings Incorporated	43,623	2,283,664
		7,086,481
See accompanying notes to portfolio of investments

4  |  Allspring Small Company Value Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 2.44%
Cirrus Logic Incorporated †	32,668	$ 2,505,309
Diodes Incorporated †	32,949	2,344,980
FormFactor Incorporated †	77,524	2,269,903
Ichor Holdings Limited †	68,835	2,114,611
MKS Instruments Incorporated	24,849	2,475,209
Onto Innovation Incorporated †	32,845	2,331,667
		14,041,679
Software: 0.62%
Donnelley Financial Solutions †	44,292	1,880,195
NCR Corporation †	53,914	1,674,030
		3,554,225
Materials: 6.45%
Chemicals: 4.29%
Advansix Incorporated	146,240	5,302,662
Hawkins Incorporated	158,799	6,085,178
Ingevity Corporation †	37,777	2,649,679
Intrepid Potash Incorporated †	64,036	2,992,402
Minerals Technologies Incorporated	59,803	3,484,123
Stepan Company	39,612	4,128,759
		24,642,803
Construction materials: 1.26%
Eagle Materials Incorporated	60,747	7,266,556
Metals & mining: 0.90%
Schnitzer Steel Industries Incorporated Class A	156,292	5,163,888
Real estate: 5.61%
Equity REITs: 5.61%
Agree Realty Corporation	68,853	5,186,008
Armada Hoffler Properties Incorporated	192,515	2,527,722
Centerspace REIT	33,472	2,523,119
Global Medical REIT Incorporated	217,206	2,354,513
Lexington Corporate Properties Trust	258,446	2,599,967
One Liberty Properties Incorporated	104,654	2,527,394
Outfront Media Incorporated	112,290	1,987,533
PotlatchDeltic Corporation	67,154	3,117,289
Retail Opportunity Investment Corporation	152,691	2,557,574
RLJ Lodging Trust	47,069	567,652
STAG Industrial Incorporated	118,991	3,664,923
Summit Hotel Properties Incorporated	332,548	2,613,827
		32,227,521
Total Common stocks (Cost $468,454,703)		568,821,413

See accompanying notes to portfolio of investments

Allspring Small Company Value Portfolio  |  5

Portfolio of investments—August 31, 2022 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Company †	9-16-2024	8,457	$ 212
Total Warrants (Cost $0)			212

		Yield
Short-term investments: 3.01%
Investment companies: 3.01%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	6,084,666	6,084,666
Securities Lending Cash Investments LLC ♠∩∞		2.39	11,215,236	11,215,236
Total Short-term investments (Cost $17,299,902)				17,299,902
Total investments in securities (Cost $485,754,605)	101.95%			586,121,527
Other assets and liabilities, net	(1.95)			(11,221,848)
Total net assets	100.00%			$574,899,679

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,144,446	$30,023,149	$(29,082,929)	$0	$0	$6,084,666	6,084,666	$24,051
Securities Lending Cash Investments LLC	8,022,300	35,445,761	(32,252,825)	0	0	11,215,236	11,215,236	30,278#
				$0	$0	$17,299,902		$54,329

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Allspring Small Company Value Portfolio

Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Allspring Small Company Value Portfolio  |  7

Notes to portfolio of investments—August 31, 2022 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$75,737,590	$0	$0	$75,737,590
Consumer staples	37,927,442	0	0	37,927,442
Energy	26,948,387	0	0	26,948,387
Financials	151,288,030	0	0	151,288,030
Health care	45,896,010	0	0	45,896,010
Industrials	112,539,933	0	0	112,539,933
Information technology	49,183,253	0	0	49,183,253
Materials	37,073,247	0	0	37,073,247
Real estate	32,227,521	0	0	32,227,521
Warrants
Energy	0	212	0	212
Short-term investments
Investment companies	17,299,902	0	0	17,299,902
Total assets	$586,121,315	$212	$0	$586,121,527
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

8  |  Allspring Small Company Value Portfolio